Condensed Consolidating Guarantor Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 48,778				$ 52,859				$ 48,778	$ 52,859	$ 111,924	$ 170,691
Accounts receivable, net	380,570				246,902				380,570	246,902
Contract cost and recognized income not yet billed	89,658				31,652				89,658	31,652
Prepaid expenses and other assets	31,515				41,870				31,515	41,870
Parts and supplies inventories	5,264				5,458				5,264	5,458
Deferred income taxes	10,368				1,845				10,368	1,845
Assets held for sale	90,940				127,257				90,940	127,257
Total current assets	657,093				507,843				657,093	507,843
Deferred income taxes	113								113
Property, plant and equipment, net	123,985				152,591				123,985	152,591
Goodwill					8,067					8,067
Other intangible assets, net	158,062				172,876				158,062	172,876	187,844
Other assets	38,993				20,394				38,993	20,394
Total assets	978,246				861,771				978,246	861,771
Current liabilities:
Notes payable and current portion of other long-term debt	5,869				31,623				5,869	31,623
Accounts payable and accrued liabilities	295,507				195,455				295,507	195,455
Contract billings in excess of cost and recognized income	36,243				16,100				36,243	16,100
Current portion of capital lease obligations	1,317				2,031				1,317	2,031
Current portion of settlement obligation of discontinued operations	5,000				14,000				5,000	14,000
Accrued income taxes	8,387				3,749				8,387	3,749
Other current liabilities	8,084				10,090				8,084	10,090
Liabilities held for sale	26,174				42,108				26,174	42,108
Total current liabilities	386,581				315,156				386,581	315,156
Long-term debt	294,353				230,707				294,353	230,707
Capital lease obligations	2,281				3,387				2,281	3,387
Long-term portion of settlement obligation of discontinued operations	36,500				41,500				36,500	41,500
Long-term liabilities for unrecognized tax benefits	4,956				3,755				4,956	3,755
Deferred income taxes	8,624				2,818				8,624	2,818
Other long-term liabilities	38,618				32,870				38,618	32,870
Total liabilities	771,913				630,193				771,913	630,193
Stockholders' equity:
Total stockholders' equity	206,333				231,578				206,333	231,578	523,540	487,995
Total liabilities and stockholders' equity	978,246				861,771				978,246	861,771
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Contract revenue	556,679	547,993	450,422	373,706	352,467	381,848	370,437	271,617	1,928,800	1,376,369	1,003,409
Operating expenses:
Contract									1,738,977	1,249,025	886,952
Amortization of intangibles									14,985	15,108	9,437
General and administrative									151,816	127,383	106,086
Settlement of project dispute										8,236
Goodwill impairment					35,032	143,543			8,067	178,575	60,000
Changes in fair value of contingent earnout liability										(10,000)	(45,340)
Acquisition costs											10,055
Other charges									151	105	3,771
Operating income (loss)									14,804	(192,063)	(27,552)
Other income (expense):
Interest expense, net									(29,393)	(45,035)	(27,639)
Loss on early extinguishment of debt									(3,405)	(6,304)
Other, net									(570)	(539)	1,553
Income (loss) from continuing operations before income taxes	(2,348)	4,744	(783)	(20,177)	(56,200)	(139,264)	(12,441)	(36,036)	(18,564)	(243,941)	(53,638)
Provision (benefit) for income taxes									4,727	(33,558)	(28,951)
Income (loss) from continuing operations	(3,997)	3,847	(1,991)	(21,150)	(52,076)	(122,760)	1,685	(37,232)	(23,291)	(210,383)	(24,687)
Income (loss) from discontinued operations, net of provision (benefit) for income taxes	(9,301)	(3,112)	5,699	770	(61,973)	(9,243)	(3,835)	(7,387)	(5,944)	(82,438)	(11,142)
Net (income) loss	(13,298)	735	3,708	(20,380)	(114,049)	(132,003)	(2,150)	(44,619)	(29,235)	(292,821)	(35,829)
Less: Income attributable to noncontrolling interest									(976)	(1,195)	(1,207)
Net income (loss) attributable to Willbros Group, Inc.	(13,329)	462	3,380	(20,724)	(114,366)	(132,299)	(2,461)	(44,890)	(30,211)	(294,016)	(37,036)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net (income) loss	(13,298)	735	3,708	(20,380)	(114,049)	(132,003)	(2,150)	(44,619)	(29,235)	(292,821)	(35,829)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									(1,521)	(1,450)	6,194
Changes in derivative financial instruments									455	(1,918)	19
Total other comprehensive income (loss), net of tax									(1,066)	(3,368)	6,213
Total comprehensive income (loss)									(30,301)	(296,189)	(29,616)
Less: Comprehensive income attributable to noncontrolling interest									(976)	(1,195)	(1,207)
Total comprehensive income (loss) attributable to Willbros Group, Inc.									(31,277)	(297,384)	(30,823)
Cash flows from operating activities:
Cash flows from operating activities of continuing operations									(7,201)	62,236	26,779
Cash flows from operating activities of discontinued operations									(28,537)	(50,523)	20,092
Net cash from operating activities									(35,738)	11,713	46,871
Cash flows from investing activities:
Proceeds from working capital settlement										9,402
Proceeds from sales of property, plant and equipment									19,328	32,939	16,263
Acquisition of subsidiaries, net of cash acquired and earnout											(421,182)
Proceeds from sale of subsidiary										18,749
Purchases of property, plant and equipment									(12,486)	(10,047)	(15,635)
Maturities of short-term investments											16,755
Purchase of short-term investments											(255)
Cash flows from investing activities of continuing operations									6,842	51,043	(404,054)
Cash flows from investing activities of discontinued operations									15,394	7,333	(597)
Cash flows from investing activities									22,236	58,376	(404,651)
Cash flows from financing activities:
Proceeds from term loan issuance									60,000		282,000
Proceeds from revolver and notes payable									92,804	59,357
Payments on capital leases									(1,820)	(8,269)	(9,545)
Payments on revolver and notes payable									(89,437)	(67,277)	(11,604)
Payments on term loan									(46,700)	(123,379)	(750)
Payments to reacquire common stock									(555)	(794)	(1,000)
Costs of debt issuance									(5,723)	(4,935)	(16,238)
Dividend distribution to noncontrolling interest									(1,234)	(1,139)	(1,135)
Proceeds from stock issuance											58,078
Stock-based compensation tax benefit (deficiency)											(956)
Cash flows from financing activities of continuing operations									7,335	(146,436)	298,850
Cash flows from financing activities of discontinued operations									(761)	(860)	(1,055)
Net cash from financing activities									6,574	(147,296)	297,795
Effect of exchange rate changes on cash and cash equivalents									(2,137)	(449)	2,402
Net increase (decrease) in cash and cash equivalents									(9,065)	(77,656)	(57,583)
Cash and cash equivalents of discontinued operations at beginning of period				10,586				29,177	10,586	29,177	27,993
Cash and cash equivalents at beginning of period				63,445				141,101	63,445	141,101	198,684
Cash and cash equivalents at end of period	54,380				63,445				54,380	63,445	141,101
Less: cash and cash equivalents of discontinued operations at end of period	(5,602)				(10,586)				(5,602)	(10,586)	(29,177)
Cash and cash equivalents of continuing operations at end of period	48,778				52,859				48,778	52,859	111,924	170,691
Parent [Member]
Current assets:
Cash and cash equivalents	24,875				188				24,875	188		5,463
Accounts receivable, net					109					109
Prepaid expenses and other assets	2,504				14,960				2,504	14,960
Deferred income taxes	3,592				3,001				3,592	3,001
Receivables from affiliated companies	80,871				444,106				80,871	444,106
Total current assets	111,842				462,364				111,842	462,364
Deferred income taxes	102,493				103,326				102,493	103,326
Investment in subsidiaries	12,231				29,860				12,231	29,860
Other assets					189					189
Total assets	226,566				595,739				226,566	595,739
Current liabilities:
Notes payable and current portion of other long-term debt					32,050					32,050
Accounts payable and accrued liabilities	149				57				149	57
Accrued income taxes	18,127				11,325				18,127	11,325
Other current liabilities					207					207
Payables to affiliated companies					318,683					318,683
Total current liabilities	18,276				362,322				18,276	362,322
Long-term liabilities for unrecognized tax benefits	1,957				1,839				1,957	1,839
Total liabilities	20,233				364,161				20,233	364,161
Stockholders' equity:
Total stockholders' equity	206,333				231,578				206,333	231,578
Total liabilities and stockholders' equity	226,566				595,739				226,566	595,739
Operating expenses:
General and administrative									3,743	2,808	32,059
Operating income (loss)									(3,743)	(2,808)	(32,059)
Other income (expense):
Equity in income (loss) of consolidated subsidiaries									(17,629)	(320,202)	(37,303)
Interest expense, net									(2,404)	(3,240)	(7,755)
Other, net									2,892	(212)	4
Income (loss) from continuing operations before income taxes									(20,884)	(326,462)	(77,113)
Provision (benefit) for income taxes									9,327	(32,446)	(40,077)
Income (loss) from continuing operations									(30,211)	(294,016)	(37,036)
Net (income) loss									(30,211)	(294,016)	(37,036)
Net income (loss) attributable to Willbros Group, Inc.									(30,211)	(294,016)	(37,036)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net (income) loss									(30,211)	(294,016)	(37,036)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									(1,521)	(1,450)	6,194
Total other comprehensive income (loss), net of tax									(1,521)	(1,450)	6,194
Total comprehensive income (loss)									(31,732)	(295,466)	(30,842)
Total comprehensive income (loss) attributable to Willbros Group, Inc.									(31,732)	(295,466)	(30,842)
Cash flows from operating activities:
Cash flows from operating activities of continuing operations									25,242	982	(61,585)
Net cash from operating activities									25,242	982	(61,585)
Cash flows from financing activities:
Payments to reacquire common stock									(555)	(794)	(1,000)
Proceeds from stock issuance											58,078
Stock-based compensation tax benefit (deficiency)											(956)
Cash flows from financing activities of continuing operations									(555)	(794)	56,122
Cash flows from financing activities of discontinued operations
Net cash from financing activities									(555)	(794)	56,122
Net increase (decrease) in cash and cash equivalents									24,687	188	(5,463)
Cash and cash equivalents at beginning of period				188					188		5,463
Cash and cash equivalents at end of period	24,875				188				24,875	188
Cash and cash equivalents of continuing operations at end of period	24,875				188				24,875	188		5,463
Guarantors [Member]
Current assets:
Cash and cash equivalents	13,984				27,885				13,984	27,885	60,483	133,263
Accounts receivable, net	307,273				213,079				307,273	213,079
Contract cost and recognized income not yet billed	74,958				31,615				74,958	31,615
Prepaid expenses and other assets	27,665				20,349				27,665	20,349
Parts and supplies inventories	4,130				4,008				4,130	4,008
Deferred income taxes	16,312				8,351				16,312	8,351
Assets held for sale	62,804				61,279				62,804	61,279
Receivables from affiliated companies	51,486				77,068				51,486	77,068
Total current assets	558,612				443,634				558,612	443,634
Property, plant and equipment, net	117,204				138,895				117,204	138,895
Goodwill					8,067					8,067
Other intangible assets, net	158,062				172,876				158,062	172,876
Other assets	37,844				19,519				37,844	19,519
Total assets	871,722				782,991				871,722	782,991
Current liabilities:
Notes payable and current portion of other long-term debt	5,869								5,869
Accounts payable and accrued liabilities	249,224				179,209				249,224	179,209
Contract billings in excess of cost and recognized income	33,332				14,245				33,332	14,245
Current portion of capital lease obligations	1,321				2,035				1,321	2,035
Other current liabilities	2,804				3,720				2,804	3,720
Liabilities held for sale	15,384				16,209				15,384	16,209
Payables to affiliated companies					37,039					37,039
Total current liabilities	307,934				252,457				307,934	252,457
Long-term debt	294,353				230,707				294,353	230,707
Capital lease obligations	2,283				3,389				2,283	3,389
Deferred income taxes	105,058				105,095				105,058	105,095
Other long-term liabilities	34,400				31,934				34,400	31,934
Total liabilities	744,028				623,582				744,028	623,582
Stockholders' equity:
Total stockholders' equity	127,694				159,409				127,694	159,409
Total liabilities and stockholders' equity	871,722				782,991				871,722	782,991
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Contract revenue									1,708,997	1,222,678	845,295
Operating expenses:
Contract									1,532,593	1,108,607	744,714
Amortization of intangibles									14,985	15,108	9,437
General and administrative									139,945	122,981	64,199
Settlement of project dispute										8,236
Goodwill impairment									8,067	167,753	60,000
Changes in fair value of contingent earnout liability										(10,000)	(45,340)
Acquisition costs											10,055
Other charges									151	105	3,771
Operating income (loss)									13,256	(190,112)	(1,541)
Other income (expense):
Interest expense, net									(27,060)	(41,825)	(20,009)
Loss on early extinguishment of debt									(3,405)	(6,304)
Other, net									(1,789)	(362)	811
Income (loss) from continuing operations before income taxes									(18,998)	(238,603)	(20,739)
Provision (benefit) for income taxes									(7,968)	5	9,792
Income (loss) from continuing operations									(11,030)	(238,608)	(30,531)
Income (loss) from discontinued operations, net of provision (benefit) for income taxes									(20,685)	(8,182)	(1,516)
Net (income) loss									(31,715)	(246,790)	(32,047)
Net income (loss) attributable to Willbros Group, Inc.									(31,715)	(246,790)	(32,047)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net (income) loss									(31,715)	(246,790)	(32,047)
Other comprehensive income (loss), net of tax
Changes in derivative financial instruments									455	(1,918)	19
Total other comprehensive income (loss), net of tax									455	(1,918)	19
Total comprehensive income (loss)									(31,260)	(248,708)	(32,028)
Total comprehensive income (loss) attributable to Willbros Group, Inc.									(31,260)	(248,708)	(32,028)
Cash flows from operating activities:
Cash flows from operating activities of continuing operations									9,397	90,989	85,319
Cash flows from operating activities of discontinued operations									(22,406)	(19,471)	(1,146)
Net cash from operating activities									(13,009)	71,518	84,173
Cash flows from investing activities:
Proceeds from working capital settlement										9,402
Proceeds from sales of property, plant and equipment									2,066	20,362	16,016
Acquisition of subsidiaries, net of cash acquired and earnout											(421,182)
Proceeds from sale of subsidiary										18,749
Purchases of property, plant and equipment									(11,580)	(7,232)	(11,652)
Maturities of short-term investments											16,755
Purchase of short-term investments											(255)
Cash flows from investing activities of continuing operations									(9,514)	41,281	(400,318)
Cash flows from investing activities of discontinued operations									259	(438)	(1,019)
Cash flows from investing activities									(9,255)	40,843	(401,337)
Cash flows from financing activities:
Proceeds from term loan issuance									60,000		282,000
Proceeds from revolver and notes payable									92,804	59,357
Payments on capital leases									(1,820)	(7,870)	(8,331)
Payments on revolver and notes payable									(89,437)	(67,277)	(11,604)
Payments on term loan									(46,700)	(123,379)	(750)
Costs of debt issuance									(5,723)	(4,935)	(16,238)
Cash flows from financing activities of continuing operations									9,124	(144,104)	245,077
Cash flows from financing activities of discontinued operations									(761)	(855)	(848)
Net cash from financing activities									8,363	(144,959)	244,229
Net increase (decrease) in cash and cash equivalents									(13,901)	(32,598)	(72,935)
Cash and cash equivalents of discontinued operations at beginning of period								(155)		(155)
Cash and cash equivalents at beginning of period				27,885				60,328	27,885	60,328	133,263
Cash and cash equivalents at end of period	13,984				27,885				13,984	27,885	60,328
Less: cash and cash equivalents of discontinued operations at end of period											155
Cash and cash equivalents of continuing operations at end of period	13,984				27,885				13,984	27,885	60,483	133,263
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	9,919				24,786				9,919	24,786	51,441	31,965
Accounts receivable, net	73,297				33,714				73,297	33,714
Contract cost and recognized income not yet billed	14,700				37				14,700	37
Prepaid expenses and other assets	1,346				6,988				1,346	6,988
Parts and supplies inventories	1,134				1,450				1,134	1,450
Deferred income taxes	10,368				(1,156)				10,368	(1,156)
Assets held for sale	28,136				65,978				28,136	65,978
Total current assets	138,900				131,797				138,900	131,797
Deferred income taxes	113				33				113	33
Property, plant and equipment, net	6,781				13,696				6,781	13,696
Other assets	1,149				686				1,149	686
Total assets	146,943				146,212				146,943	146,212
Current liabilities:
Accounts payable and accrued liabilities	46,134				16,189				46,134	16,189
Contract billings in excess of cost and recognized income	2,911				1,855				2,911	1,855
Current portion of capital lease obligations	(4)				(4)				(4)	(4)
Current portion of settlement obligation of discontinued operations	5,000				14,000				5,000	14,000
Accrued income taxes	10,164				775				10,164	775
Other current liabilities	5,280				6,163				5,280	6,163
Liabilities held for sale	10,790				25,899				10,790	25,899
Payables to affiliated companies	132,357				165,452				132,357	165,452
Total current liabilities	212,632				230,329				212,632	230,329
Capital lease obligations	(2)				(2)				(2)	(2)
Long-term portion of settlement obligation of discontinued operations	36,500				41,500				36,500	41,500
Long-term liabilities for unrecognized tax benefits	2,999				1,916				2,999	1,916
Deferred income taxes	6,059				1,082				6,059	1,082
Other long-term liabilities	4,218				936				4,218	936
Total liabilities	262,406				275,761				262,406	275,761
Stockholders' equity:
Total stockholders' equity	(115,463)				(129,549)				(115,463)	(129,549)
Total liabilities and stockholders' equity	146,943				146,212				146,943	146,212
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Contract revenue									219,803	153,691	158,114
Operating expenses:
Contract									206,384	140,418	142,238
General and administrative									8,128	1,594	9,828
Goodwill impairment										10,822
Operating income (loss)									5,291	857	6,048
Other income (expense):
Equity in income (loss) of consolidated subsidiaries									(976)	(1,195)	(1,207)
Interest expense, net									71	30	125
Other, net									(1,673)	35	738
Income (loss) from continuing operations before income taxes									2,713	(273)	5,704
Provision (benefit) for income taxes									3,368	(1,117)	1,334
Income (loss) from continuing operations									(655)	844	4,370
Income (loss) from discontinued operations, net of provision (benefit) for income taxes									14,741	(74,256)	(9,626)
Net (income) loss									14,086	(73,412)	(5,256)
Net income (loss) attributable to Willbros Group, Inc.									14,086	(73,412)	(5,256)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net (income) loss									14,086	(73,412)	(5,256)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									(1,521)	(1,450)	6,194
Total other comprehensive income (loss), net of tax									(1,521)	(1,450)	6,194
Total comprehensive income (loss)									12,565	(74,862)	938
Total comprehensive income (loss) attributable to Willbros Group, Inc.									12,565	(74,862)	938
Cash flows from operating activities:
Cash flows from operating activities of continuing operations									(41,840)	(29,735)	3,045
Cash flows from operating activities of discontinued operations									(6,131)	(31,052)	21,238
Net cash from operating activities									(47,971)	(60,787)	24,283
Cash flows from investing activities:
Proceeds from sales of property, plant and equipment									17,262	12,577	247
Purchases of property, plant and equipment									(906)	(2,815)	(3,983)
Cash flows from investing activities of continuing operations									16,356	9,762	(3,736)
Cash flows from investing activities of discontinued operations									15,135	7,771	422
Cash flows from investing activities									31,491	17,533	(3,314)
Cash flows from financing activities:
Payments on capital leases										(399)	(1,214)
Dividend distribution to noncontrolling interest									(1,234)	(1,139)	(1,135)
Cash flows from financing activities of continuing operations									(1,234)	(1,538)	(2,349)
Cash flows from financing activities of discontinued operations										(5)	(207)
Net cash from financing activities									(1,234)	(1,543)	(2,556)
Effect of exchange rate changes on cash and cash equivalents									(2,137)	(449)	2,402
Net increase (decrease) in cash and cash equivalents									(19,851)	(45,246)	20,815
Cash and cash equivalents of discontinued operations at beginning of period				10,586				29,177	10,586	29,177	27,993
Cash and cash equivalents at beginning of period				35,372				80,618	35,372	80,618	59,958
Cash and cash equivalents at end of period	15,521				35,372				15,521	35,372	80,618
Less: cash and cash equivalents of discontinued operations at end of period	(5,602)				(10,586)				(5,602)	(10,586)	(29,177)
Cash and cash equivalents of continuing operations at end of period	9,919				24,786				9,919	24,786	51,441	31,965
Eliminations [Member]
Current assets:
Prepaid expenses and other assets					(427)					(427)
Deferred income taxes	(19,904)				(8,351)				(19,904)	(8,351)
Receivables from affiliated companies	(132,357)				(521,174)				(132,357)	(521,174)
Total current assets	(152,261)				(529,952)				(152,261)	(529,952)
Deferred income taxes	(102,493)				(103,359)				(102,493)	(103,359)
Investment in subsidiaries	(12,231)				(29,860)				(12,231)	(29,860)
Total assets	(266,985)				(663,171)				(266,985)	(663,171)
Current liabilities:
Notes payable and current portion of other long-term debt					(427)					(427)
Accrued income taxes	(19,904)				(8,351)				(19,904)	(8,351)
Payables to affiliated companies	(132,357)				(521,174)				(132,357)	(521,174)
Total current liabilities	(152,261)				(529,952)				(152,261)	(529,952)
Deferred income taxes	(102,493)				(103,359)				(102,493)	(103,359)
Total liabilities	(254,754)				(633,311)				(254,754)	(633,311)
Stockholders' equity:
Total stockholders' equity	(12,231)				(29,860)				(12,231)	(29,860)
Total liabilities and stockholders' equity	(266,985)				(663,171)				(266,985)	(663,171)
Other income (expense):
Equity in income (loss) of consolidated subsidiaries									18,605	321,397	38,510
Income (loss) from continuing operations before income taxes									18,605	321,397	38,510
Income (loss) from continuing operations									18,605	321,397	38,510
Net (income) loss									18,605	321,397	38,510
Less: Income attributable to noncontrolling interest									(976)	(1,195)	(1,207)
Net income (loss) attributable to Willbros Group, Inc.									17,629	320,202	37,303
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net (income) loss									18,605	321,397	38,510
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									1,521	1,450	(6,194)
Total other comprehensive income (loss), net of tax									1,521	1,450	(6,194)
Total comprehensive income (loss)									20,126	322,847	32,316
Less: Comprehensive income attributable to noncontrolling interest									(976)	(1,195)	(1,207)
Total comprehensive income (loss) attributable to Willbros Group, Inc.									$ 19,150	$ 321,652	$ 31,109